Consolidated Statements of Cash Flows (ATBI) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (343,033)	$ (3,213,315)
Changes in current assets and liabilities:
Net cash used in operating activities		(2,596,081)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares		12,000,000
Proceeds from related party loans		209,657
Net cash provided by financing activities		14,625,352
Effect of exchange rate in cash		10,319
Net change in cash for the period		39,590
Cash and cash equivalents, beginning of period		519
Cash and cash equivalents, end of period	519	40,109	$ 519
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest
A B T I Pharma [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(343,033)
Changes in current assets and liabilities:
Accounts payable – related party			220,512
Accounts payable and accrued liabilities			93,520
Net cash used in operating activities			(29,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares			128
Proceeds from related party loans			24,736
Net cash provided by financing activities			24,864
Effect of exchange rate in cash			4,653
Net change in cash for the period			517
Cash and cash equivalents, beginning of period		$ 519	2	2
Cash and cash equivalents, end of period	$ 519		519	2
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Forgiveness of related party accrued interest			$ 1,464